Fair Value Measurements (Details) - Schedule of market activity for the asset or liability - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Assets:
Total	$ 201,278,924	$ 201,250,535
Liabilities:
Warrant Liability	5,088,750	14,804,242
Investment in United States Treasury money market mutual funds [Member]
Assets:
Total	201,278,924	156,256,835
Investments in United States treasury obligations held in Trust Account [Member]
Assets:
Total		44,993,700
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Total		201,250,535
Liabilities:
Warrant Liability	4,930,625
Quoted Prices in Active Markets (Level 1) [Member] | Investment in United States Treasury money market mutual funds [Member]
Assets:
Total	201,278,924	156,256,835
Quoted Prices in Active Markets (Level 1) [Member] | Investments in United States treasury obligations held in Trust Account [Member]
Assets:
Total		44,993,700
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Total
Liabilities:
Warrant Liability	158,125
Significant Other Observable Inputs (Level 2) [Member] | Investment in United States Treasury money market mutual funds [Member]
Assets:
Total
Significant Other Observable Inputs (Level 2) [Member] | Investments in United States treasury obligations held in Trust Account [Member]
Assets:
Total
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Total
Liabilities:
Warrant Liability		14,804,242
Significant Other Unobservable Inputs (Level 3) [Member] | Investment in United States Treasury money market mutual funds [Member]
Assets:
Total
Significant Other Unobservable Inputs (Level 3) [Member] | Investments in United States treasury obligations held in Trust Account [Member]
Assets:
Total